Segment information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	$ (1,995)	$ 1,780
Exploration Cost	(206)	(267)
General and administrative expenses	(176)	(213)
Market development costs	(5)	(6)
Non-hedge derivative gain and movement on bonds	350	174
Taxation benefit/(expense)	155	(555)
Noncontrolling interests	14	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,863)	900
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	4,135	5,013
Interest Revenue (Expense), Net [Abstract]
Interest revenue	24	30
Interest expense	209	151
Equity income/(loss) in associates	(170)	18
Segment income/(loss)	(1,995)	1,780
Assets [Abstract]
Total assets	10,770		13,102
Assets held for sale	143		0
Operating Segments [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	4,325	5,259
South Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	276	583
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,412	1,701
Interest Revenue (Expense), Net [Abstract]
Interest revenue	11	17
Interest expense	12	3
Equity income/(loss) in associates	5	0
Segment income/(loss)	276	583
Assets [Abstract]
Total assets	3,068		3,570
Continental Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(1,583)	730
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,553	1,964
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	5
Interest expense	2	2
Equity income/(loss) in associates	(165)	42
Segment income/(loss)	(1,583)	730
Assets [Abstract]
Total assets	3,581		4,752
Continental Africa [Member] | Navachab [Member]
Assets [Abstract]
Assets held for sale	143		0
Australasia [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(54)	87
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	249	335
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Interest expense	16	1
Segment income/(loss)	(54)	87
Assets [Abstract]
Total assets	1,129		1,007
Americas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(198)	535
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,098	1,243
Interest Revenue (Expense), Net [Abstract]
Interest revenue	8	5
Interest expense	3	2
Equity income/(loss) in associates	(3)	0
Segment income/(loss)	(198)	535
Assets [Abstract]
Total assets	2,472		2,894
Other, including corporate, and Non-gold producing subsidiaries [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(436)	(155)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	13	16
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	2
Interest expense	176	143
Equity income/(loss) in associates	(7)	(24)
Segment income/(loss)	(436)	(155)
Assets [Abstract]
Total assets	520		879
Equity method investments included [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	$ (190)	$ (246)